Events after the end of the financial year	12 Months Ended
Dec. 31, 2018
Events after the end of the financial year
Events after the end of the financial year

Note 38 Events after the end of the financial year

Tele2 Netherlands

The divestment of Tele2 Netherlands was closed on January 2, 2019. The Dutch operation was sold for approximately SEK 1.9 billion and 25 percent share in the combined company. The capital gain in 2019 is estimated to be approximately SEK 0.1 billion, including costs for central support system for the Dutch operation and other transaction costs. In addition, the capital gain will be affected positively with approximately SEK 0.2 billion related to reversal of exchange rate differences previously reported in other comprehensive income, which will be reversed into the income statement but with no effect on total equity or cash flow.